Taxation - Disclosure of Deferred Tax Assets and Liabilities Including Movement in Deferred Tax Account (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) beginning balance	£ (35)	£ (579)
Income statement (charge)/credit	(99)	(35)
Transfers/reclassifications	1	0
Credited/(charged) to other comprehensive income	(53)	579
Deferred tax liability (asset) ending balance	(186)	(35)
Fair value of financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) beginning balance	27	(123)
Income statement (charge)/credit	(35)	150
Transfers/reclassifications	0	0
Credited/(charged) to other comprehensive income	0	0
Deferred tax liability (asset) ending balance	(8)	27
Pension remeasurement
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) beginning balance	(290)	(508)
Income statement (charge)/credit	(63)	(49)
Transfers/reclassifications	0	0
Credited/(charged) to other comprehensive income	167	267
Deferred tax liability (asset) ending balance	(186)	(290)
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) beginning balance	305	(7)
Income statement (charge)/credit	0	0
Transfers/reclassifications	(3)	2
Credited/(charged) to other comprehensive income	(229)	310
Deferred tax liability (asset) ending balance	73	305
Fair value reserve
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) beginning balance	(1)	(12)
Income statement (charge)/credit	0	0
Transfers/reclassifications	(1)	0
Credited/(charged) to other comprehensive income	5	11
Deferred tax liability (asset) ending balance	3	(1)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) beginning balance	0	8
Income statement (charge)/credit	0	(7)
Transfers/reclassifications	0	(1)
Credited/(charged) to other comprehensive income	0	0
Deferred tax liability (asset) ending balance	0	0
Accelerated tax depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) beginning balance	35	68
Income statement (charge)/credit	(18)	(33)
Transfers/reclassifications	1	0
Credited/(charged) to other comprehensive income	0	0
Deferred tax liability (asset) ending balance	18	35
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) beginning balance	(111)	(5)
Income statement (charge)/credit	17	(96)
Transfers/reclassifications	4	(1)
Credited/(charged) to other comprehensive income	4	(9)
Deferred tax liability (asset) ending balance	£ (86)	£ (111)